Exhibit 99.1

World Omni Auto Receivables Trust 2021-D

Monthly Servicer Certificate

August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	147,756,551.40	16,430
Yield Supplement Overcollateralization Amount 07/31/25	1,016,456.77	0
Receivables Balance 07/31/25	148,773,008.17	16,430
Principal Payments	9,837,414.26	310
Defaulted Receivables	242,779.59	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	892,433.59	0
Pool Balance at 08/31/25	137,800,380.73	16,103

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.71%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	3,995,237.97	301
Past Due 61-90 days	1,395,526.04	104
Past Due 91-120 days	173,817.89	14
Past Due 121+ days	0.00	0
Total	5,564,581.90	419

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.01%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.13%
Delinquency Trigger Occurred	NO

Recoveries	289,505.04
Aggregate Net Losses/(Gains) - August 2025	(46,725.45)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.38%
Prior Net Losses/(Gains) Ratio	0.35%
Second Prior Net Losses/(Gains) Ratio	0.36%
Third Prior Net Losses/(Gains) Ratio	-0.10%
Four Month Average	0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.51%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	4.39%
Weighted Average Contract Rate, Yield Adjusted	5.29%
Weighted Average Remaining Term	20.61

Flow of Funds	$ Amount
Collections	10,656,033.22
Investment Earnings on Cash Accounts	11,786.61
Servicing Fee	(123,977.51)
Transfer to Collection Account	-
Available Funds	10,543,842.32

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	82,684.38
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	4,200,761.70
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	436,495.60

Total Distributions of Available Funds	10,543,842.32

Servicing Fee	123,977.51
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 08/15/25	142,001,142.43
Principal Paid	9,956,170.67
Note Balance @ 09/15/25	132,044,971.76

Class A-1
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-3
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-4
Note Balance @ 08/15/25	90,201,142.43
Principal Paid	9,956,170.67
Note Balance @ 09/15/25	80,244,971.76
Note Factor @ 09/15/25	65.9909307%

Class B
Note Balance @ 08/15/25	34,530,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	34,530,000.00
Note Factor @ 09/15/25	100.0000000%

Class C
Note Balance @ 08/15/25	17,270,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	17,270,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	151,176.05
Total Principal Paid	9,956,170.67
Total Paid	10,107,346.72

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.10000%
Interest Paid	82,684.38
Principal Paid	9,956,170.67
Total Paid to A-4 Holders	10,038,855.05

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1316635
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.6711119
Total Distribution Amount	8.8027754

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6799702
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	81.8764035
Total A-4 Distribution Amount	82.5563737

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	421.93
Noteholders' Principal Distributable Amount	578.07

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	2,877,704.48
Investment Earnings	10,381.45
Investment Earnings Paid	(10,381.45)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$940,237.49	$1,407,168.60	$1,192,723.15
Number of Extensions	79	109	92
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.88%	0.70%